BASIS OF PRESENTATION OF THE UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS	6 Months Ended
Jun. 30, 2024
Corporate information and statement of IFRS compliance [abstract]
BASIS OF PRESENTATION OF THE UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

2.	BASIS OF PRESENTATION OF THE UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

a)	Basis of presentation and comparison of information

The accompanying Unaudited Interim Consolidated Financial Statements as of and for the six months ended June 30, 2024 (the “Unaudited Interim Consolidated Financial Statements”), were prepared according to International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and pursuant to the interpretations issued by Interpretation Committee of the IASB (“IFRIC”). Note 3 includes a detailed description of the most significant accounting policies used consistently to prepare these consolidated financial statements.

The Unaudited Interim Consolidated Financial Statements of Codere Online were prepared and approved on December 27, 2024.

a.1.)	Going concern

The Unaudited Interim Consolidated Financial Statements present positive equity of €18.9 million euros as of June 30, 2024 and €21.6 million as of December 31, 2023. Additionally, as of June 30, 2024 Codere Online had positive working capital (current assets less (-) current liabilities) amounting to €15.4 million and positive working capital amounting to €13.1 million as of December 31, 2023.

Codere Online has incurred recurring losses and negative cash flows from operations including net losses of €0.3 million for both the six-month periods ended June 30, 2024 and June 30, 2023. As of June 30, 2024, Codere Online had a shareholders’ equity position of €18.9 million and €40.4 million of cash and cash equivalents, €5.8 million of which was reserved (as of June 30, 2023, Codere Online had €45.4 million of cash and cash equivalents, of which €5.1 million was reserved).

Codere Online’s management has prepared the Unaudited Interim Consolidated Financial Statements under the going concern principle, considering the Company’s current liquidity position and actual operating performance. Furthermore, its reasonable expectations regarding operating performance over the coming three years, and Codere Group’s recapitalization completed on October 15, 2024, which provided Codere Group with a healthy balance sheet to ensure its financial viability, leads management to believe that the Company has adequate resources to continue in operational existence for the next twelve months.

a.2.)	Changes in perimeter

The perimeter of Codere Online consists of 11 operating and supporting entities (Spain, United States, Mexico, Colombia, Panama, Gibraltar, Israel, Argentina and Malta) and 2 holding companies (Spain and Luxembourg) as described in Note 1 of these Unaudited Interim Consolidated Financial Statements.

Following an internal reorganization of Codere Online, Codere (Gibraltar) Marketing Services LTD operations were discontinued effective as of April 30, 2023. This supporting entity was liquidated on January 17, 2024 as detailed in Other Information Note (Note 18).

The Malta supporting entity (Codere Online Management Services LTD) has been liquidated effective as of December 1, 2023. The Malta operating entity (Codere Online Operator LTD) liquidation is still in process and, once completed, it will be effective as of August 28, 2024. No material impact is expected regarding the Malta operating entity liquidation. Please see Other Information Note 18 for further details.